Postretirement Healthcare Amount Included in Accumulated Other Comprehensive Income (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Plan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Gain Loss	$ (9.1)	$ 10.9
Prior Service Benefit	(2.9)	(8.0)
Gross Amount in Accumulated Other Comprehensive Income	(12.0)	2.9
Income Tax Effect	(4.5)	1.1
Net Amount in Accumulated Other Comprehensive Income	$ (7.5)	$ 1.8